As filed with the Securities and Exchange Commission on November 9, 2016

1933 Act File No. 333-209496
1940 Act File No. 811-23137

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒	Pre-Effective Amendment No. 3
☐	Post-Effective Amendment No.
☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒	Amendment No. 3

SIERRA TOTAL RETURN FUND

(Exact name of registrant as specified in charter)

280 Park Ave, 6th Floor East
New York, NY 10017

(Address of principal executive offices)

(212) 759-0777

(Registrant’s telephone number, including area code)

Seth Taube
Chief Executive Officer
280 Park Ave, 6th Floor East
New York, NY 10017

(Name and address of agent for service)

Copies of information to:

Steven B. Boehm, Esq.
Harry S. Pangas, Esq.
Payam Siadatpour, Esq.
Sutherland Asbill & Brennan LLP
700 Sixth Street, NW, Suite 700,
Washington, District of Columbia 20001
Tel. No. (202) 383-0100
Fax No. (202) 637-3593

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a distribution reinvestment plan, check the following box. ☒

It is proposed that this filing will become effective when declared effective pursuant to section 8(c). ☐

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(1)(2)
Shares of Beneficial Interest	40,000,000	$25.00	$1,000,000,000	$100,700

(1)	Estimated solely for the purpose of calculating the registration fee, in accordance with Rule 457(o) of the Securities Act of 1933.
(2)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Explanatory Note

The purpose of this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 is solely to file certain exhibits to the Registration Statement as set forth in Item 25(2) of Part C. The disclosure set forth in Parts A and B of the Registration Statement, as included in Amendment No. 2 to the Registration Statement, filed on November 4, 2016, is incorporated herein by reference.

SIERRA TOTAL RETURN FUND

PART C – OTHER INFORMATION

Item 25. Financial Statements and Exhibits

1.	Financial Statements

Part A: Not applicable, as the Fund has not commenced operations.

Part B: Statement of Assets and Liabilities as of August 11, 2016

Statement of Operations for the period from January 26, 2016 (Organization of Trust) to August 11, 2016

2.	Exhibits
a.	(1) Certificate of Trust(1)
(2) Form of Restated Certificate of Trust(2)
(3) Form of Declaration of Trust(2)
(4) Form of Amended and Restated Agreement and Declaration of Trust(2)
b.	By-laws(2)
c.	Not Applicable
d.	(1) Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Declaration of Trust
(2) Multiple Class Plan*
e.	Distribution Reinvestment Plan(2)
f.	Not Applicable
g.	Form of Investment Management Agreement(2)
h.	(1) Form of Distribution Agreement(2)
(2) Form of Distribution and Shareholder Services Plan(2)
(3) Form of Dealer Manager Agreement(2)
(4) Form of Transfer Agency Agreement**
(5) Form of Wholesale Marketing Agreement(2)
i.	Not Applicable
j.	Form of Custody Agreement by and between the Fund and U.S. Bank, N.A.(2)
k.	(1) Form of Administration Agreement(2)
(2) Form of Sub-Administration Agreement(2)
(3) Form of Expense Support Agreement(2)
(4) Form of Indemnification Agreement(2)
l.	Opinion of Richards, Layton & Finger, P.A.**
m.	Not Applicable
n.	Consent of Ernst & Young LLP(2)
o.	Not Applicable
p.	Form of Subscription Agreement between Sierra Total Return Fund and the Investor**
r.	Code of Ethics — Jointly Adopted by the Fund and the Adviser(2)

*	To be filed by amendment
**	Filed herewith
(1)	Previously filed as an exhibit to the Registration Statement on Form N-2, as filed with the SEC on February 12, 2016, and incorporated herein by reference
(2)	Previously filed as an exhibit to the Pre-Effective Amendment No. 2 of the Registration Statement on Form N-2, as filed with the SEC on November 4, 2016, and incorporated herein by reference

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 3 to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 9th day of November, 2016.

SIERRA TOTAL RETURN FUND

By:	/s/ Seth Taube Name: Seth Taube Title: Chairman of the Board of Trustees, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this pre-effective amendment no. 3 to the registration statement has been signed below by the following persons in the capacities indicated on the 9th day of November, 2016. This document may be executed by the signatories hereto on any number of counterparts, all of which constitute one and the same instrument.

Signature	Title
/s/ Seth Taube Seth Taube	Chairman of the Board of Trustees, Chief Executive Officer (Principal executive officer)
/s/ Christopher M. Mathieu Christopher M. Mathieu	Chief Financial Officer (Principal financial and accounting officer)
/s/ * Brook Taube	Trustee
/s/ * Jonathan Gregory Coules	Trustee
/s/ * John Hathaway Dyett	Trustee
/s/ * Anthony E. Gellert	Trustee

*	Signed by Seth Taube pursuant to a power of attorney signed by each individual and filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2, on November 4, 2016.